TRADE AND ACCRUED PAYABLES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maximum [member]
Disclosure of detailed information about trade and accrued payables [line items]
Age of trade and accrued payables	6 months	6 months